Stock-Based Compensation - ESPP (Details) - Employee Stock Purchase Plan - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Stock-Based Compensation
Discount on purchase of common stock (as a percent)	5.00%
Maximum percentage of payroll deductions on eligible compensation	10.00%
Maximum stock purchases by employees, value	$ 25,000
Maximum stock purchases by employees (in shares)	1,000
Shares purchased by employees under the ESPP (in shares)	1,000,000.0	1,000,000.0	1,000,000.0
Shares available for purchase (in shares)	18,800,000